Distribution of the Bank's profit, etc. - EPS Diluted (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Diluted earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 7,810	€ 6,619	€ 6,204
Remuneration of contingently convertible preference shares (CCP) (millions of euros)	(560)	(395)	(334)
Profit attributable to ordinary equity holders of parent including dilutive effects	7,250	6,224	5,870
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (millions of euros)	€ 7,250	€ 6,224	€ 5,870
Weighted average number of shares outstanding	16,150,090,739	15,394,458,789	14,656,359,963
Dilutive effect of options/rights on shares	42,873,078	50,962,887	45,754,981
Adjusted number of shares	16,192,963,817	15,445,421,676	14,702,114,944
Total diluted earnings (loss) per share	€ 0.448	€ 0.403	€ 0.399
Diluted earnings per share from discontinued operations (euros)	0.00	0.00	0.00
Diluted earnings per share from continuing operations (euros)	€ 0.448	€ 0.403	€ 0.399